Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	$ 355	$ 835
Derivative assets $	1,834	2,362
Accrued liabilities $	(76,752)	(74,753)
Current portion of derivative liabilities $	(38,458)	(11,604)
Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates $	0
Current portion of derivative assets $	0
Derivative assets $	0
Accrued liabilities $	0
Current portion of derivative liabilities $	(202)
Derivative liabilities $	0
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates $	0	0
Current portion of derivative assets $	0	0
Derivative assets $	0	0
Accrued liabilities $	(456)	(713)
Current portion of derivative liabilities $	(22,661)	(4,729)
Derivative liabilities $	(18,987)	(23,680)
Toledo Spirit time-charter derivative
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates $		1,021
Current portion of derivative assets $		40
Derivative assets $		0
Accrued liabilities $		0
Current portion of derivative liabilities $		0
Derivative liabilities $		0
Derivative
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates $	21	1,209
Current portion of derivative assets $	355	835
Derivative assets $	1,834	2,362
Accrued liabilities $	(3,289)	(3,442)
Current portion of derivative liabilities $	(38,458)	(11,604)
Derivative liabilities $	(51,006)	(55,038)
Not Designated as Hedging Instrument [Member] | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates $	21	167
Current portion of derivative assets $	355	11
Derivative assets $	1,834	0
Accrued liabilities $	(2,821)	(2,729)
Current portion of derivative liabilities $	(14,758)	(6,875)
Derivative liabilities $	(28,544)	(31,358)
Cash flow hedging | Designated as hedging instrument | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates $	0	21
Current portion of derivative assets $	0	784
Derivative assets $	0	2,362
Accrued liabilities $	(12)	0
Current portion of derivative liabilities $	(837)	0
Derivative liabilities $	$ (3,475)	$ 0